September 24, 2009







Securities and Exchange Commission
500 North Capital Street, N.W.
Washington, D.C.  20549

SUBJECT:  FORM 10-K FOR THE FISCAL YEAR ENDING 6/30/09

Gentlemen:

Pursuant to Rule of 14a-3(b) of the rules and regulations promulgated under the Securities and Exchange Act of 1934, we submit herewith the filing of the Company's Form 10-K.

The financial statements contained in the Annual Report on Form 10-K do not reflect a change from the preceding year in any accounting principles or practices or in the method of applying any such principles or practices except as specified in the financial statements.

This filing is being effected by direct transmission to the Commission's EDGAR system.


Sincerely,

SCIENTIFIC INDUSTRIES, INC.


/s/ Helena R. Santos
____________________
Helena R. Santos
President, CEO